STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCK BASED COMPENSATION

NOTE 13 — STOCK BASED COMPENSATION

On March 22, 2019, the Company re-domesticated as a Corporation incorporated in the state of Delaware. Concurrent with the re-domestication as a Delaware Corporation, the Company’s Board of Directors approved the 2019 Equity Incentive Plan (the “Plan”) in May of 2019 to encourage employees and other persons or entities who, in the opinion of the Board, are in a position to contribute significantly to the success of the Company and its affiliates to enter into and to maintain continuing long-term relationships with the Company. The purpose of the Plan is to reward Participants for the completion of specific projects or discrete periods of Service which may fall between consecutive vesting periods of any Award granted under the Plan.

The Plan is administered by the Board of Directors of the Company, which, under the terms of the Plan, has the authority to adopt, alter, and repeal any administrative rules, guidelines, and practices governing the operation of the Plan. Under the Plan, the persons eligible to receive Incentive Units, defined as either incentive stock options or restricted stock, under the Plan shall be the directors, executive officers, employees, consultants, advisers, independent contractors and other service providers of the Company and its affiliates. Participants need not be individuals or employees of the Company or an affiliate of the Company. Under the Plan, Awards may be granted in respective of up to 753,947 total incentive units. Incentive units issued under the Plan may consist in whole or in part of authorized but unissued Shares or treasury Shares.

Subject to the terms and provisions of the Plan, the Board may award incentive stock options and determine the number of shares subject to each stock option, the exercise price, the term of the stock option, and any other conditions and limitations applicable to the exercise of the stock option and the holding of any shares acquired upon exercise of the stock option.

Under the Plan, the Board may also award shares of restricted stock and determine the purchase price, if any. The Board may modify or waive any restrictions, terms, and conditions with respect to any restricted stock. Shares of restricted stock may be issued for such consideration, if any, as is determined by the Board, subject to applicable law.

Upon the Merger, each outstanding option to purchase shares of Legacy ConnectM Common stock was converted into an option to purchase shares of ConnectM Common Stock equal to the number of shares subject to such option prior to the Merger multiplied by the Exchange ratio, with the per-share exercise price equal to the exercise price prior to the Merger divided by the Exchange Ratio.

There were no incentive units issued under the Plan during the nine months ended September 30, 2024 or 2023.

A summary of activity under the Plans is as follows:

Weighted-
		Weighted-	average
		average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value
Outstanding at December 31, 2023	473,929	$0.70	5.24	$666,860
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at September 30, 2024	473,929	$0.70	4.49	$263,882
Vested and exercisable at September 30, 2024	470,601	$0.69	4.48	$263,882

ConnectM Before Business Combination
STOCK BASED COMPENSATION

NOTE 18: STOCK BASED COMPENSATION

On March 22, 2019, the Company re-domesticated as a Corporation incorporated in the state of Delaware. Concurrent with the re-domestication as a Delaware Corporation, the Company’s Board of Directors approved the 2019 Equity Incentive Plan (the “Plan”) in May of 2019 to encourage employees and other persons or entities who, in the opinion of the Board, are in a position to contribute significantly to the success of the Company and its affiliates to enter into and to maintain continuing long-term relationships with the Company. The purpose of the Plan is to reward Participants for the completion of specific projects or discrete periods of Service which may fall between consecutive vesting periods of any Award granted under the Plan.

The Plan is administered by the Board of Directors of the Company, which, under the terms of the Plan, has the authority to adopt, alter, and repeal any administrative rules, guidelines, and practices governing the operation of the Plan. Under the Plan, the persons eligible to receive Incentive Units, defined as either incentive stock options or restricted stock, under the Plan shall be the directors, executive officers, employees, consultants, advisers, independent contractors and other service providers of the Company and its affiliates. Participants need not be individuals or employees of the Company or an affiliate of the Company. Under the Plan, Awards may be granted in respective of up to 227,000 total incentive units. Incentive units issued under the Plan may consist in whole or in part of authorized but unissued Shares or treasury Shares.

Subject to the terms and provisions of the Plan, the Board may award incentive stock options and determine the number of shares subject to each stock option, the exercise price, the term of the stock option, and any other conditions and limitations applicable to the exercise of the stock option and the holding of any shares acquired upon exercise of the stock option.

Under the Plan, the Board may also award shares of restricted stock and determine the purchase price, if any. The Board may modify or waive any restrictions, terms, and conditions with respect to any restricted stock. Shares of restricted stock may be issued for such consideration, if any, as is determined by the Board, subject to applicable law.

During the years ended December 31, 2023 and 2022, the Company recognized share-based compensation expense of approximately $407 and $11,994, respectively. As of December 31, 2023 and 2022, there were a total of 142,692 options issued under the plan. As of December 31, 2023, the share-based compensation expense remaining on all incentive units granted under the Plan is approximately $700.

There were no incentive units issued under the Plan during the years ended December 31, 2023 or 2022.

A summary of activity under the Plans is as follows:

			Weighted-average	Aggregate
		Weighted-average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
Outstanding at December 31, 2022	142,692	$2.33	6.24	$768,171
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—
Outstanding at December 31, 2023	142,692	$2.33	5.24	$666,860
Vested and exercisable at December 31, 2023	139,283	$2.23	5.22	$664,474